N-2	12 Months Ended
Oct. 31, 2024
Prospectus [Line Items]
Document Period End Date	Oct. 31, 2024
Cover [Abstract]
Entity Central Index Key	0000845379
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	THE CHINA FUND, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Policies (unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities (i) of companies for which the principal securities trading market is in China, (ii) of companies for which the principal securities trading market is outside of China, or constituting direct equity investments (as defined herein) in companies organized outside of China, that in both cases derive at least 50% of their revenues from goods or services sold or produced, or have at least 50% of their assets, in China or (iii) constituting direct equity investments in companies organized in China (“Direct Investments”) (collectively, “China companies”). The Fund’s investment objective is a fundamental policy and may not be changed without the approval of a majority of the Fund’s outstanding voting securities. As used herein, a “majority of the Fund’s outstanding voting securities” means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, and (ii) more than 50% of the outstanding shares. There is no assurance the Fund will be able to achieve its investment objective. Income is not a consideration in selecting investments or an investment objective.

The Fund has a policy to invest, under normal market conditions, at least 80% of its assets in China and Taiwan companies. For purposes of this policy, “China” means the People’s Republic of China, which includes Hong Kong. The Board of Directors of the Fund may change the 80% policy, but the Fund must provide its stockholders with at least 60 days’ notice prior to any such change. An equity security is defined as common or preferred stock (including convertible preferred stock); bonds, notes or debentures convertible into common or preferred stock; stock purchase warrants or rights; equity interests in trusts, partnerships, joint ventures or similar enterprises; or American, Global or other types of depositary receipts. Determinations as to eligibility will be made by the Investment Manager based on publicly available information and inquiries made to the companies. To the extent the Fund’s assets are not invested in equity securities of China companies, the Fund’s assets will be invested in debt securities of the kind described under “—Temporary Investments” below.

The Fund’s definition of China companies includes companies that may have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries, as well as in China. The Fund believes, however, that investment in such companies will be appropriate because the Fund will invest only in those companies which, in its view, have sufficiently strong exposure to economic and market forces in China such that their value will tend to reflect developments in China to a greater extent than developments in other countries. For example, the Fund may invest in companies organized and located in countries outside of China, including companies having their entire production facilities outside of China, when such companies meet one of the elements of the Fund’s definition of China companies.

The Fund may invest up to 25% of the net proceeds from its offerings of its outstanding Common Stock in Direct Investments; however, the Board of the Fund has suspended additional investments in Direct Investments.

In addition, there are a limited number of companies with securities listed on stock exchanges in China in which the Fund may invest; however, the Fund anticipates that the number of such securities will increase substantially in the future and the Fund intends to invest in a broad range of such securities as they become available. In addition, for temporary defensive purposes, the Fund may invest less than 80% of its assets in equity securities of China companies, in which case the Fund may invest in debt securities of the kind described under “—Temporary Investments” below.

The Fund invests its assets over a broad spectrum of the Chinese economy, including, as conditions warrant from time to time, trade, financial and business services, transport and communications, manufacturing, real estate, textiles, food processing and construction, among others. In selecting industries and companies for investment, the Investment Manager considers overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, government regulation, management and other factors. The Fund is not permitted to invest more than 25% of its assets in any one industry.

The Fund is permitted to invest indirectly in securities of China companies through sponsored or unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”), to the extent such Depositary Receipts become available. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund’s investment policies, the Fund’s investments in Depositary Receipts are deemed to be investments in the underlying securities.

The Fund intends to purchase and hold securities for long-term capital appreciation and does not expect to trade for short-term gain. Accordingly, it is anticipated that the annual portfolio turnover rate normally will not exceed 75%, although in any particular year market conditions could result in portfolio activity at a greater or lesser rate than anticipated. The portfolio turnover rate for a year is calculated by dividing the lesser of sales or purchases of portfolio securities during that year by the average monthly value of the Fund’s portfolio securities, excluding money market instruments. The rate of portfolio turnover will not be a limiting factor when the fund deems it appropriate to purchase or sell securities for the Fund.

Temporary Investments

During periods in which the Investment Manager believes changes in economic, financial or political conditions make it advisable, the Fund may, for temporary defensive purposes, reduce its holdings in equity securities and invest in certain short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) debt securities or hold cash. The short-term and medium-term debt securities in which the Fund may invest consist of (a) obligations of the U.S., Chinese or Hong Kong governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by various governments or international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S., Chinese or Hong Kong corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. The Fund intends to invest for temporary defensive purposes only in short-term and medium-term debt securities that the Investment Manager believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in China).

Repurchase agreements with respect to the securities described in the preceding paragraph are contracts under which a buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Investment Manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price, including accrued interest. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

Foreign Currency and Other Hedging Transactions, Options and Futures Contracts

In order to hedge against foreign currency exchange rate risks, the Fund is authorized to enter into forward foreign currency exchange contracts and foreign currency futures contracts and to purchase and write (sell) put or call options on foreign currency and on foreign currency futures contracts. However, with respect to the Chinese renminbi, there currently is not a viable market in which the Fund may engage in any of the foregoing hedging transactions. The Fund also is authorized to hedge against equity market and interest rate fluctuations affecting portfolio securities by entering into stock options, stock index futures transactions, interest rate futures contracts and options thereon.

The Fund’s dealings in forward foreign exchange are limited to hedging involving either specific transactions or portfolio positions. The Fund does not speculate in foreign currencies. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale of shares of the Fund or payment of dividends and distributions by the Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund has no limitation on transaction hedging. The Fund may not commit more than 5% of its assets to position hedging contracts and will not enter into foreign currency hedging transactions where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s assets denominated in that currency.

The Fund is authorized to enter into securities options transactions in order to hedge all or a portion of its portfolio investments. In addition, the Fund may seek to hedge all or a portion of the investments held by it, or which it intends to acquire, against adverse market fluctuations by entering into stock index futures contracts and options thereon. Currently, the Fund’s ability to engage in these transactions is circumscribed by the absence of a market for options or futures with respect to Chinese securities.

The Fund has claimed an exclusion from the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

There currently are limited options and futures markets for Chinese currency, securities and indexes and the nature of the strategies adopted by the Investment Manager and the extent to which those strategies are used will depend on the development of those markets. The Fund will normally engage in transactions in options and futures which are traded on a recognized securities or futures exchange, including non-U.S. exchanges to the extent permitted by the Commodity Futures Trading Commission (“CFTC”). Moreover, when the Fund purchases a futures contract or a call option thereon or writes a put option thereon, an amount of cash or high quality, liquid securities, including U.S. government securities, will be deposited in a segregated account with the Fund’s Custodian so that the amount so segregated, plus the amount of initial and variation margin held in the account of its broker, equals the market value of the futures contract, thereby assuring that the use of such futures is unleveraged.

Lending of Portfolio Securities

Subject to the prior approval of the Fund’s Board of Directors, the Fund may from time to time, for purposes of increasing its income, lend securities (but not in excess of 25% of its net assets) from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities believed by the Investment Manager to be equivalent to securities rated investment grade or higher by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Currently, no regular market exists for the lending of Chinese securities.

Any cash collateral received by the Fund in such arrangements will be invested in short-term securities, the income from which will increase the return to the Fund. The Fund will retain all rights of beneficial ownership as to the loaned portfolio securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. Such loans will be terminable at any time. The Fund may pay finders’, administrative and custodial fees to persons unaffiliated with the Fund in connection with the arranging of such loans. The Fund will not loan portfolio securities to the extent such activity would jeopardize its status as a regulated investment company under Subchapter M of the Code.

Investors should recognize that investing in the Fund, and in equity securities of China companies in general, involves certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. issuers.

Risk Factors [Table Text Block]

Political, Economic and Other Factors

The value of the Fund’s assets may be adversely affected by political, economic or social instability in China, diplomatic developments and changes in Chinese law or regulations. In addition, the economy of China may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, among others. Only relatively recently has China permitted private economic activities, and the government of China has exercised and continues to exercise substantial control over many sectors of the Chinese economy through regulation and state ownership. Accordingly, government actions in the future, including any decision not to continue to support the economic reform programs implemented in 1978 and to return to the completely centrally planned economy that existed prior to 1978, could have a significant effect on economic conditions in China, which could affect private sector companies and the Fund, and market conditions, prices and yields of securities in the Fund’s portfolio. China is a socialist state which since 1949 has been, and is expected to continue to be, controlled by the Communist Party of China and its present reforms, policies and regulatory climate may change without advance notice.

Continued economic growth and development in China, as well as opportunities for foreign investment in and prospects of private sector enterprises in China, will be dependent in many respects upon the implementation of the economic reform program begun in 1978. Although this program has been reaffirmed in China’s Five-Year Economic Plans, there can be no assurance that the Chinese government will continue to support this program or that the program will result in growth of the Chinese economy.

The Chinese government exercises significant control over China’s economy through its industrial policies (e, allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices, providing a larger sphere for private ownership of property, and interfering less with market forces. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies in China. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or other similar actions. Such actions could adversely impact the Fund’s ability to achieve its investment objective.

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt the economic development in China. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export oriented sectors, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S.

In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Fund’s investments.

Following the establishment of the People’s Republic of China in 1949, the Chinese government renounced various debt obligations, which have never been paid, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar actions in the future. An investment in the Fund involves a risk of a total loss.

The tax law and regulations of China are constantly changing, and they may be changed with retrospective effect. The interpretation and applicability of the tax law and regulations by tax authorities are not as consistent and transparent as those of more developed nations, and may vary from region to region.

Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Investments in non-U.S. issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.

Investment and Repatriation Restrictions

Foreign investment in the securities of China companies is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain China companies and increase the costs and expenses of the Fund. China may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons or limit the amount of investment by foreign persons in a particular company, or limit investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than the classes available for purchase by nationals. Currently, China permits investments by foreign persons in special shares (“B” shares), securities listed on Chinese securities exchanges (traded in U.S. dollars on the Shanghai Stock Exchange and in Hong Kong dollars on the Shenzhen Stock Exchange), but restricts investment in other securities listed on Chinese securities exchanges (“A” shares). In addition, China may restrict investment opportunities in issuers or industries deemed important to national interests. China may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in China’s balance of payments or for other reasons, China may impose temporary restrictions on foreign capital remittances abroad. Accordingly, the Fund treats investments with repatriation restrictions as illiquid for purposes of any applicable limitations under the 1940 Act. As a closed-end fund, the Fund is not currently limited in the amount of illiquid securities it may acquire. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. If for any reason the Fund was unable to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes) within applicable time periods, the Fund would cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Code.

Chinese Corporate and Securities Laws

China currently has a civil law system that relies heavily on written statutes. Unlike common law systems, decisions made by the judicial courts are not considered binding precedent under the law. In addition, due to the limited volume of published cases and the non-binding nature of prior court decisions, interpretation and implementation of such laws and regulations and the enforcement of stockholders’ rights under such laws and regulations involve significant uncertainties. At present, the securities market and regulatory framework for the securities industry in China is at an early stage of development. Although legislation in China over the past two decades has significantly improved the protection afforded to various forms of foreign investment and contractual arrangements in China, these laws, regulations and legal requirements are relatively new and their interpretation and enforcement are constantly changing and involve uncertainties, which could limit the legal protections afforded to the Fund, and foreign investors. Further, there are differences between China’s accounting and auditing standards, reporting practices and disclosure requirements and those generally accepted internationally. In general, less audited information is available for Chinese companies than for companies in more developed countries. Such information as it is available may be less reliable than that published by or about companies in more developed countries. Laws regarding fiduciary duties of officers and directors, and the protection of investors, are especially undeveloped, and laws may not exist to cover all contingencies. As a result, the administration of laws and regulations by government agencies may be subject to considerable discretion. There are no uniform national laws or regulations addressing certain matters of concern to foreign investors in China, and usually only local laws or regulations will apply, which may not be as comprehensive as comparable U.S. laws. As legal systems in China develop, foreign investors may be adversely affected by new laws, changes to existing laws and preemption of local laws by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Market Characteristics

Investments in China and more specifically, investments in securities of the Chinese domestic securities market listed and traded on China’s domestic stock exchanges (including China A Shares) are currently subject to certain additional risks. Purchase and ownership of China A Shares is generally restricted to Chinese investors and may only be accessible to foreign investors under certain regulatory frameworks as described herein. China A Shares may only be bought from, or sold to, the Fund from time to time where the relevant China A Shares may be sold or purchased on the Shanghai Stock Exchange (“SSE”) or the Shenzhen Stock Exchange (“SZSE”), as appropriate. The existence of a liquid trading market for China A Shares may depend on whether there is supply of, and demand for, China A Shares. Investors should note that the SSE and SZSE on which China A Shares are traded (collectively, the “China A Shares Markets”) are undergoing development and the market capitalization of, and trading volumes on, those exchanges may be lower than those in more developed financial markets. Market volatility and settlement difficulties in the China A Shares Markets may result in significant fluctuation in the prices of the securities traded on such markets and thereby changes in the Net Asset Value of the Fund. The China A Shares Markets are considered volatile and unstable (with the risk of suspension of a particular stock or government intervention).

In addition to their smaller size, lesser liquidity and greater volatility, the securities markets in mainland China, including Hong Kong, are less developed than U.S. securities markets. Disclosure and regulatory standards may, in many respects, be less stringent than U.S. standards. In addition, there is less extensive regulation of securities markets on which securities of China companies trade than in the United States, particularly in China. Accounting, auditing and financial standards and requirements may not have been established in some respects in China, or, to the extent established, differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a China company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. There is substantially less publicly available information about China companies than there is about U.S. issuers and such information may be less reliable than that available about U.S. issuers. The securities markets in China are in the early stages of development and are undergoing a period of rapid growth and regulatory reform, which may lead to difficulties in settlement and recording of transactions and in interpreting and applying the relevant regulations and which may affect the Fund’s ability to invest in these markets. Furthermore, there is a low level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Interest and dividends on securities held by the Fund may be subject to withholding taxes imposed by China or other foreign governments.

Foreign Exchange Control

It should be noted that the RMB is currently not a freely convertible currency, as it is subject to foreign exchange control policies and repatriation restrictions imposed by the PRC government. There is no assurance that there will always be RMB available in sufficient amounts for the Fund to remain fully invested. Since 1994, the conversion of RMB into U.S. dollars has been based on rates set by the PBOC, which are set daily based on the previous day’s PRC interbank foreign exchange market rate. On July 21, 2005, the PRC government introduced a managed floating exchange rate system to allow the value of RMB to fluctuate within a regulated band based on market supply and demand and by reference to a basket of currencies. In addition, a market maker system was introduced to the interbank spot foreign exchange market. In July 2008, China announced that its exchange rate regime was further transformed into a managed floating mechanism based on market supply and demand. Given the domestic and overseas economic developments, the PBOC decided to further improve the RMB exchange rate regime in June 2010 to enhance the flexibility of the RMB exchange rate. In March 2014, the PBOC decided to take a further step to increase the flexibility of the RMB exchange rate by expanding the daily trading band from +/-1% to +/-2% and may seek to do so again in the future.

However it should be noted that the PRC government’s policies on exchange control and repatriation restrictions are subject to change, and any such change may adversely impact the Fund. There can be no assurance that the RMB exchange rate will not fluctuate widely against the U.S. dollar or any other foreign currency in the future. Foreign exchange transactions under the capital account, including principal payments in respect of foreign currency-denominated obligations, currently continue to be subject to significant foreign exchange controls and require the approval of the State Administration of Foreign Exchange. On the other hand, the existing PRC foreign exchange regulations have significantly reduced government foreign exchange controls for transactions under the current account, including trade and service related foreign exchange transactions and payment of dividends. Nevertheless, it is unclear whether the PRC government will continue its existing foreign exchange policy or when the PRC government will allow free conversion of the RMB to foreign currencies.

Foreign Currency and Hedging Considerations

The Fund’s assets are invested principally in securities of China companies and substantially all of the income received by the Fund is in foreign currencies, including Chinese renminbi and Hong Kong dollars. However, the Fund computes and distributes its income in U.S. dollars, and the computation of income is made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. If the value of the relevant foreign currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currency to U.S. dollars, the Fund will be required to borrow money or liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on the Fund’s performance.

Since the Fund invests primarily in securities denominated or quoted in foreign currencies, changes in the exchange rates at which such foreign currencies may be converted into U.S. dollars will affect the dollar value of securities in the Fund’s portfolio and the unrealized appreciation or depreciation of investments. The exchange rate of RMB ceased to be pegged to U.S. dollars on July 21, 2005, resulting in a more flexible RMB exchange rate system. China Foreign Exchange Trading System, authorized by the PBOC, promulgates the central parity rate of RMB against U.S. dollars, Euro, Yen, pound sterling and Hong Kong dollar at 9:15 a.m. on each business day, which will be the daily central parity rate for transactions on the Inter-bank Spot Foreign Exchange Market and OTC transactions of banks. The exchange rate of RMB against the above-mentioned currencies fluctuates within a range above or below such central parity rate. As the exchange rates are based primarily on market forces, the exchange rates for RMB against other currencies, including U.S. dollars and Hong Kong dollars, are susceptible to movements based on external factors. There can be no assurance that such exchange rates will not fluctuate widely against U.S. dollars, Hong Kong dollars or any other foreign currency in the future. From 1994 to July 2005, the exchange rate for RMB against U.S. dollar and the Hong Kong dollar was relatively stable. Since July 2005, the appreciation of RMB has begun to accelerate. Although the PRC government has constantly reiterated its intention to maintain the stability of RMB, it may introduce measures (such as a reduction in the rate of export tax refund) to address the concerns of the PRC’s trading partners. Therefore, the possibility that the appreciation of RMB will be further accelerated cannot be excluded. On the other hand, there can be no assurance that RMB will not be subject to devaluation.

The Fund may seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. Currently, there is no market in which the Fund may engage in many of these hedging transactions, including with respect to the renminbi, and there can be no guarantee that instruments suitable for hedging currency or market or interest rate shifts will be available at the time when the Fund wishes to use them. There can be no assurance that any hedging transactions will be successful and such hedging transactions could actually be counterproductive. The Fund is authorized to enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as to purchase put or call options on foreign currencies, in U.S. or foreign markets, to the extent available. In order to hedge against adverse market shifts, the Fund is permitted to purchase put and call options on stocks, write covered call options on stocks and enter into stock index futures contracts and related options. The Fund also is authorized to hedge against interest rate fluctuations affecting portfolio securities by entering into interest rate futures contracts and options thereon.

A Share Risk

Under the prevailing Investment Regulations in China, no foreign investor can directly invest in the China A Share market without a qualified foreign institutional investor (“QFI”) license. Under these regulations, the Fund is not eligible to be a QFI. As a result, the Fund will only be able to invest indirectly in the A Share market, either through a derivative security or through an arrangement (“QFI Arrangement”) with a holder of a QFI license.

The investment regulations under which the Fund would invest in the A Share market are relatively new. In addition, the application and interpretation of these regulations is often unclear and there is no certainty as to how they will be applied.

It is likely that the Fund will attempt to gain exposure to the A Share market through a derivative instrument, such as a structured note or warrant, the return on which is linked to one or more A Shares. The Fund currently intends to purchase warrants from a financial institution, which would entitle the Fund, upon exercise of the warrant, to receive any appreciation in the market price of A shares of underlying Chinese companies over approximately the market price at the time of purchase. The warrants will be exercisable over specified periods. The Fund may also, in the future, purchase structured notes to gain exposure to the A share market. The return on the structured notes would be based on the return on A shares of one or more specified underlying Chinese companies during the term of the notes. The use of derivatives have risks, including imperfect correlation between the value of such instruments and the underlying assets and the possible default of the other party to the transaction. It is also possible that the Fund may attempt to obtain A Share exposure through a QFI Arrangement. It is important to note that under the current QFI Arrangement investment regulations, the Fund will not have any legal, beneficial or proprietary interest in or to the underlying A Shares it invests in pursuant to a QFI Arrangement. Under a QFI Arrangement, all A Shares acquired by a QFI license holder on behalf of the Fund would be registered in the name of the QFI license holder, its local custodian and its local broker in accordance with Chinese law, and maintained in electronic form via a securities account with the China Securities Depository and Clearing Corporation Ltd. As a matter of Chinese law, the QFI will be treated as the owner of such A Shares. As a result, the Fund may suffer a loss of some or all of its interest in A Shares purchased in a QFI Arrangement if the QFI license holder becomes insolvent.

It must also be noted that a QFI license holder may be required to use the A Shares held for the account of the Fund for the account of any of the QFI’s other customers participating in a QFI Arrangement with the QFI for the purposes of settling trades entered into by those other customers.

The QFI investment regulations relating to the repatriation of principal and realized profits apply to the A Shares owned by a QFI as a whole. In this respect, there could be circumstances in which the Fund achieves realized profits in respect of its investments held through a QFI Arrangement but is unable to repatriate those profits because, as a whole, all of the A Shares held by that QFI has not made a profit during the relevant financial period. In addition, the Fund may not be able to repatriate all the realized profits attributable to its investments if the level of profitability of all of the A Shares held by that QFI as a whole is less than the profitability achieved by the Fund. There is also the possibility that the Fund may be unable to repatriate monies for an initial period of one year and after that only on a quarterly basis without incurring additional costs. The QFI investment regulations are relatively new. The application and interpretation of these regulations are subject to a certain degree of uncertainty as to how they will be applied.

Any investment by the Fund in the A Share market through a QFI Arrangement will be subject to exchange control and other requirements of SAFE concerning repatriation and remittance of funds. Under applicable Chinese law, the QFI license holder will be required to apply for permission to repatriate the whole or part of the funds (including realized profits) invested by the Fund through the QFI and restrictions on repatriation apply which may delay or prevent the Fund’s ability to repatriate amounts out of the QFI Arrangement. In particular, the Fund may only request withdrawal of funds periodically up to its pro rata share of the amount available for withdrawal by the QFI.

Further, violations of the QFI investment regulations arising out of activities relating to portions of a QFI’s A Share authorization that is being utilized by persons other than the Fund could result in revocation of or other regulatory action in respect of the authorization as a whole, including the portion utilized by the Fund.

Direct Investments

The Fund may invest up to 25% of the net proceeds of its offerings of its outstanding Common Stock in direct investments in China companies, which may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Further, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Certain of the Fund’s direct investments, particularly in China, may include investments in smaller, less seasoned companies, which may involve greater risks.

These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In addition, in the event the Fund sells unlisted securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities.

Net Asset Value Discount

Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of shares of a closed-end fund is a risk separate and distinct from the risk that a Fund’s net asset value will decrease. The Fund cannot predict whether its shares will trade at, below or above net asset value. Accordingly, the Common Stock of the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes.

Non-Diversification

The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of single issuer. Thus, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk of loss with respect to its portfolio securities. The Fund, however, intends to comply with the diversification requirements imposed by the Code for qualification as a regulated investment company.

Poilitical Economic And Other Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Political, Economic and Other Factors

The value of the Fund’s assets may be adversely affected by political, economic or social instability in China, diplomatic developments and changes in Chinese law or regulations. In addition, the economy of China may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, among others. Only relatively recently has China permitted private economic activities, and the government of China has exercised and continues to exercise substantial control over many sectors of the Chinese economy through regulation and state ownership. Accordingly, government actions in the future, including any decision not to continue to support the economic reform programs implemented in 1978 and to return to the completely centrally planned economy that existed prior to 1978, could have a significant effect on economic conditions in China, which could affect private sector companies and the Fund, and market conditions, prices and yields of securities in the Fund’s portfolio. China is a socialist state which since 1949 has been, and is expected to continue to be, controlled by the Communist Party of China and its present reforms, policies and regulatory climate may change without advance notice.

Continued economic growth and development in China, as well as opportunities for foreign investment in and prospects of private sector enterprises in China, will be dependent in many respects upon the implementation of the economic reform program begun in 1978. Although this program has been reaffirmed in China’s Five-Year Economic Plans, there can be no assurance that the Chinese government will continue to support this program or that the program will result in growth of the Chinese economy.

The Chinese government exercises significant control over China’s economy through its industrial policies (e, allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices, providing a larger sphere for private ownership of property, and interfering less with market forces. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies in China. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or other similar actions. Such actions could adversely impact the Fund’s ability to achieve its investment objective.

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt the economic development in China. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export oriented sectors, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S.

In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Fund’s investments.

Following the establishment of the People’s Republic of China in 1949, the Chinese government renounced various debt obligations, which have never been paid, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar actions in the future. An investment in the Fund involves a risk of a total loss.

The tax law and regulations of China are constantly changing, and they may be changed with retrospective effect. The interpretation and applicability of the tax law and regulations by tax authorities are not as consistent and transparent as those of more developed nations, and may vary from region to region.

Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Investments in non-U.S. issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.

Investment And Repatriation Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Repatriation Restrictions

Foreign investment in the securities of China companies is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain China companies and increase the costs and expenses of the Fund. China may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons or limit the amount of investment by foreign persons in a particular company, or limit investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than the classes available for purchase by nationals. Currently, China permits investments by foreign persons in special shares (“B” shares), securities listed on Chinese securities exchanges (traded in U.S. dollars on the Shanghai Stock Exchange and in Hong Kong dollars on the Shenzhen Stock Exchange), but restricts investment in other securities listed on Chinese securities exchanges (“A” shares). In addition, China may restrict investment opportunities in issuers or industries deemed important to national interests. China may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in China’s balance of payments or for other reasons, China may impose temporary restrictions on foreign capital remittances abroad. Accordingly, the Fund treats investments with repatriation restrictions as illiquid for purposes of any applicable limitations under the 1940 Act. As a closed-end fund, the Fund is not currently limited in the amount of illiquid securities it may acquire. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. If for any reason the Fund was unable to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes) within applicable time periods, the Fund would cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Code.

Chinese Corporate And Securities Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Chinese Corporate and Securities Laws

China currently has a civil law system that relies heavily on written statutes. Unlike common law systems, decisions made by the judicial courts are not considered binding precedent under the law. In addition, due to the limited volume of published cases and the non-binding nature of prior court decisions, interpretation and implementation of such laws and regulations and the enforcement of stockholders’ rights under such laws and regulations involve significant uncertainties. At present, the securities market and regulatory framework for the securities industry in China is at an early stage of development. Although legislation in China over the past two decades has significantly improved the protection afforded to various forms of foreign investment and contractual arrangements in China, these laws, regulations and legal requirements are relatively new and their interpretation and enforcement are constantly changing and involve uncertainties, which could limit the legal protections afforded to the Fund, and foreign investors. Further, there are differences between China’s accounting and auditing standards, reporting practices and disclosure requirements and those generally accepted internationally. In general, less audited information is available for Chinese companies than for companies in more developed countries. Such information as it is available may be less reliable than that published by or about companies in more developed countries. Laws regarding fiduciary duties of officers and directors, and the protection of investors, are especially undeveloped, and laws may not exist to cover all contingencies. As a result, the administration of laws and regulations by government agencies may be subject to considerable discretion. There are no uniform national laws or regulations addressing certain matters of concern to foreign investors in China, and usually only local laws or regulations will apply, which may not be as comprehensive as comparable U.S. laws. As legal systems in China develop, foreign investors may be adversely affected by new laws, changes to existing laws and preemption of local laws by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Market Characteristics [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Characteristics

Investments in China and more specifically, investments in securities of the Chinese domestic securities market listed and traded on China’s domestic stock exchanges (including China A Shares) are currently subject to certain additional risks. Purchase and ownership of China A Shares is generally restricted to Chinese investors and may only be accessible to foreign investors under certain regulatory frameworks as described herein. China A Shares may only be bought from, or sold to, the Fund from time to time where the relevant China A Shares may be sold or purchased on the Shanghai Stock Exchange (“SSE”) or the Shenzhen Stock Exchange (“SZSE”), as appropriate. The existence of a liquid trading market for China A Shares may depend on whether there is supply of, and demand for, China A Shares. Investors should note that the SSE and SZSE on which China A Shares are traded (collectively, the “China A Shares Markets”) are undergoing development and the market capitalization of, and trading volumes on, those exchanges may be lower than those in more developed financial markets. Market volatility and settlement difficulties in the China A Shares Markets may result in significant fluctuation in the prices of the securities traded on such markets and thereby changes in the Net Asset Value of the Fund. The China A Shares Markets are considered volatile and unstable (with the risk of suspension of a particular stock or government intervention).

In addition to their smaller size, lesser liquidity and greater volatility, the securities markets in mainland China, including Hong Kong, are less developed than U.S. securities markets. Disclosure and regulatory standards may, in many respects, be less stringent than U.S. standards. In addition, there is less extensive regulation of securities markets on which securities of China companies trade than in the United States, particularly in China. Accounting, auditing and financial standards and requirements may not have been established in some respects in China, or, to the extent established, differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a China company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. There is substantially less publicly available information about China companies than there is about U.S. issuers and such information may be less reliable than that available about U.S. issuers. The securities markets in China are in the early stages of development and are undergoing a period of rapid growth and regulatory reform, which may lead to difficulties in settlement and recording of transactions and in interpreting and applying the relevant regulations and which may affect the Fund’s ability to invest in these markets. Furthermore, there is a low level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Interest and dividends on securities held by the Fund may be subject to withholding taxes imposed by China or other foreign governments.

Foreign Exchange Control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Exchange Control

It should be noted that the RMB is currently not a freely convertible currency, as it is subject to foreign exchange control policies and repatriation restrictions imposed by the PRC government. There is no assurance that there will always be RMB available in sufficient amounts for the Fund to remain fully invested. Since 1994, the conversion of RMB into U.S. dollars has been based on rates set by the PBOC, which are set daily based on the previous day’s PRC interbank foreign exchange market rate. On July 21, 2005, the PRC government introduced a managed floating exchange rate system to allow the value of RMB to fluctuate within a regulated band based on market supply and demand and by reference to a basket of currencies. In addition, a market maker system was introduced to the interbank spot foreign exchange market. In July 2008, China announced that its exchange rate regime was further transformed into a managed floating mechanism based on market supply and demand. Given the domestic and overseas economic developments, the PBOC decided to further improve the RMB exchange rate regime in June 2010 to enhance the flexibility of the RMB exchange rate. In March 2014, the PBOC decided to take a further step to increase the flexibility of the RMB exchange rate by expanding the daily trading band from +/-1% to +/-2% and may seek to do so again in the future.

However it should be noted that the PRC government’s policies on exchange control and repatriation restrictions are subject to change, and any such change may adversely impact the Fund. There can be no assurance that the RMB exchange rate will not fluctuate widely against the U.S. dollar or any other foreign currency in the future. Foreign exchange transactions under the capital account, including principal payments in respect of foreign currency-denominated obligations, currently continue to be subject to significant foreign exchange controls and require the approval of the State Administration of Foreign Exchange. On the other hand, the existing PRC foreign exchange regulations have significantly reduced government foreign exchange controls for transactions under the current account, including trade and service related foreign exchange transactions and payment of dividends. Nevertheless, it is unclear whether the PRC government will continue its existing foreign exchange policy or when the PRC government will allow free conversion of the RMB to foreign currencies.

Foreign Currency And Hedging Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency and Hedging Considerations

The Fund’s assets are invested principally in securities of China companies and substantially all of the income received by the Fund is in foreign currencies, including Chinese renminbi and Hong Kong dollars. However, the Fund computes and distributes its income in U.S. dollars, and the computation of income is made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. If the value of the relevant foreign currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currency to U.S. dollars, the Fund will be required to borrow money or liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on the Fund’s performance.

Since the Fund invests primarily in securities denominated or quoted in foreign currencies, changes in the exchange rates at which such foreign currencies may be converted into U.S. dollars will affect the dollar value of securities in the Fund’s portfolio and the unrealized appreciation or depreciation of investments. The exchange rate of RMB ceased to be pegged to U.S. dollars on July 21, 2005, resulting in a more flexible RMB exchange rate system. China Foreign Exchange Trading System, authorized by the PBOC, promulgates the central parity rate of RMB against U.S. dollars, Euro, Yen, pound sterling and Hong Kong dollar at 9:15 a.m. on each business day, which will be the daily central parity rate for transactions on the Inter-bank Spot Foreign Exchange Market and OTC transactions of banks. The exchange rate of RMB against the above-mentioned currencies fluctuates within a range above or below such central parity rate. As the exchange rates are based primarily on market forces, the exchange rates for RMB against other currencies, including U.S. dollars and Hong Kong dollars, are susceptible to movements based on external factors. There can be no assurance that such exchange rates will not fluctuate widely against U.S. dollars, Hong Kong dollars or any other foreign currency in the future. From 1994 to July 2005, the exchange rate for RMB against U.S. dollar and the Hong Kong dollar was relatively stable. Since July 2005, the appreciation of RMB has begun to accelerate. Although the PRC government has constantly reiterated its intention to maintain the stability of RMB, it may introduce measures (such as a reduction in the rate of export tax refund) to address the concerns of the PRC’s trading partners. Therefore, the possibility that the appreciation of RMB will be further accelerated cannot be excluded. On the other hand, there can be no assurance that RMB will not be subject to devaluation.

The Fund may seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. Currently, there is no market in which the Fund may engage in many of these hedging transactions, including with respect to the renminbi, and there can be no guarantee that instruments suitable for hedging currency or market or interest rate shifts will be available at the time when the Fund wishes to use them. There can be no assurance that any hedging transactions will be successful and such hedging transactions could actually be counterproductive. The Fund is authorized to enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as to purchase put or call options on foreign currencies, in U.S. or foreign markets, to the extent available. In order to hedge against adverse market shifts, the Fund is permitted to purchase put and call options on stocks, write covered call options on stocks and enter into stock index futures contracts and related options. The Fund also is authorized to hedge against interest rate fluctuations affecting portfolio securities by entering into interest rate futures contracts and options thereon.

A Share Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A Share Risk

Under the prevailing Investment Regulations in China, no foreign investor can directly invest in the China A Share market without a qualified foreign institutional investor (“QFI”) license. Under these regulations, the Fund is not eligible to be a QFI. As a result, the Fund will only be able to invest indirectly in the A Share market, either through a derivative security or through an arrangement (“QFI Arrangement”) with a holder of a QFI license.

The investment regulations under which the Fund would invest in the A Share market are relatively new. In addition, the application and interpretation of these regulations is often unclear and there is no certainty as to how they will be applied.

It is likely that the Fund will attempt to gain exposure to the A Share market through a derivative instrument, such as a structured note or warrant, the return on which is linked to one or more A Shares. The Fund currently intends to purchase warrants from a financial institution, which would entitle the Fund, upon exercise of the warrant, to receive any appreciation in the market price of A shares of underlying Chinese companies over approximately the market price at the time of purchase. The warrants will be exercisable over specified periods. The Fund may also, in the future, purchase structured notes to gain exposure to the A share market. The return on the structured notes would be based on the return on A shares of one or more specified underlying Chinese companies during the term of the notes. The use of derivatives have risks, including imperfect correlation between the value of such instruments and the underlying assets and the possible default of the other party to the transaction. It is also possible that the Fund may attempt to obtain A Share exposure through a QFI Arrangement. It is important to note that under the current QFI Arrangement investment regulations, the Fund will not have any legal, beneficial or proprietary interest in or to the underlying A Shares it invests in pursuant to a QFI Arrangement. Under a QFI Arrangement, all A Shares acquired by a QFI license holder on behalf of the Fund would be registered in the name of the QFI license holder, its local custodian and its local broker in accordance with Chinese law, and maintained in electronic form via a securities account with the China Securities Depository and Clearing Corporation Ltd. As a matter of Chinese law, the QFI will be treated as the owner of such A Shares. As a result, the Fund may suffer a loss of some or all of its interest in A Shares purchased in a QFI Arrangement if the QFI license holder becomes insolvent.

It must also be noted that a QFI license holder may be required to use the A Shares held for the account of the Fund for the account of any of the QFI’s other customers participating in a QFI Arrangement with the QFI for the purposes of settling trades entered into by those other customers.

The QFI investment regulations relating to the repatriation of principal and realized profits apply to the A Shares owned by a QFI as a whole. In this respect, there could be circumstances in which the Fund achieves realized profits in respect of its investments held through a QFI Arrangement but is unable to repatriate those profits because, as a whole, all of the A Shares held by that QFI has not made a profit during the relevant financial period. In addition, the Fund may not be able to repatriate all the realized profits attributable to its investments if the level of profitability of all of the A Shares held by that QFI as a whole is less than the profitability achieved by the Fund. There is also the possibility that the Fund may be unable to repatriate monies for an initial period of one year and after that only on a quarterly basis without incurring additional costs. The QFI investment regulations are relatively new. The application and interpretation of these regulations are subject to a certain degree of uncertainty as to how they will be applied.

Any investment by the Fund in the A Share market through a QFI Arrangement will be subject to exchange control and other requirements of SAFE concerning repatriation and remittance of funds. Under applicable Chinese law, the QFI license holder will be required to apply for permission to repatriate the whole or part of the funds (including realized profits) invested by the Fund through the QFI and restrictions on repatriation apply which may delay or prevent the Fund’s ability to repatriate amounts out of the QFI Arrangement. In particular, the Fund may only request withdrawal of funds periodically up to its pro rata share of the amount available for withdrawal by the QFI.

Further, violations of the QFI investment regulations arising out of activities relating to portions of a QFI’s A Share authorization that is being utilized by persons other than the Fund could result in revocation of or other regulatory action in respect of the authorization as a whole, including the portion utilized by the Fund.

Direct Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Investments

The Fund may invest up to 25% of the net proceeds of its offerings of its outstanding Common Stock in direct investments in China companies, which may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Further, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Certain of the Fund’s direct investments, particularly in China, may include investments in smaller, less seasoned companies, which may involve greater risks.

These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In addition, in the event the Fund sells unlisted securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities.

Net Asset Value Discount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Net Asset Value Discount

Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of shares of a closed-end fund is a risk separate and distinct from the risk that a Fund’s net asset value will decrease. The Fund cannot predict whether its shares will trade at, below or above net asset value. Accordingly, the Common Stock of the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes.

Non Diversification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification

The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of single issuer. Thus, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk of loss with respect to its portfolio securities. The Fund, however, intends to comply with the diversification requirements imposed by the Code for qualification as a regulated investment company.